UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS International Value Opportunities Fund

	Shares	Value ($)

Common Stocks 96.0%
Australia 3.5%
Alinta Ltd.	14,000	113,781
Australia & New Zealand Banking Group Ltd.	6,000	134,715

(Cost $233,161)		248,496
Belgium 1.6%
Agfa Gevaert NV (Cost $121,152)	5,000	118,680
Canada 1.3%
Petro-Canada (Cost $91,584)	2,000	90,171
Finland 5.6%
Nokia Oyj	2,800	56,569
Stora Enso Oyj "R"	8,000	125,223
UPM-Kymmene Oyj	5,000	124,519
Uponor Oyj	3,000	97,993

(Cost $358,904)		404,304
France 9.7%
Air Liquide SA	700	158,468
France Telecom SA	5,500	142,944
Sanofi-Aventis	1,300	114,367
Suez SA	2,500	120,044
Vallourec SA	600	161,182

(Cost $620,343)		697,005
Germany 11.3%
Deutsche Post AG (Registered)	4,500	134,100
Deutsche Telekom AG (Registered)	3,000	53,393
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	800	130,323
RWE AG	1,500	170,082
Siemens AG (Registered)	2,000	190,378
TUI AG	6,500	137,685

(Cost $741,337)		815,961
Greece 1.9%
Pireaus Port Authority SA	2,500	55,296
Thessaloniki Port Authority SA	3,500	77,831

(Cost $115,174)		133,127
Ireland 1.5%
Allied Irish Banks PLC (Cost $95,790)	4,000	110,745
Italy 3.6%
Benetton Group SpA	7,500	137,207
Enel SpA	12,000	122,533

(Cost $220,207)		259,740

Japan 9.8%
Japan Tobacco, Inc.	20	88,636
Komatsu Ltd.	5,000	90,801
Mitsubishi UFJ Financial Group, Inc.	8	101,927
Mizuho Financial Group, Inc.	15	110,042
Nippon Oil Corp.	10,000	71,126
Sumitomo Corp.	8,000	112,155
Toyota Motor Corp.	2,200	132,328

(Cost $710,480)		707,015
Liechtenstein 1.1%
Liechtensteinische Landesbank AG (Cost $86,878)	100	82,367
Netherlands 11.2%
ABN AMRO Holding NV	4,000	120,460
European Aeronautic Defence & Space Co.	6,500	191,271
Koninklijke (Royal) Philips Electronics NV	4,000	148,857
Koninklijke Boskalis Westminster NV	2,000	149,676
Royal Dutch Shell PLC "A"	2,000	70,889
Royal Numico NV	2,500	129,347

(Cost $742,705)		810,500
Norway 1.9%
Telenor ASA (Cost $98,865)	8,000	137,907
Spain 3.5%
Sociedad General de Aguas de Barcelona SA *	35	1,198
Sociedad General de Aguas de Barcelona SA "A"	3,500	120,016
Telefonica SA	6,600	133,906

(Cost $207,830)		255,120
Sweden 2.9%
Atlas Copco AB "A"	4,000	118,057
OMX AB	5,000	90,645

(Cost $189,036)		208,702
United Kingdom 20.8%
Anglo American PLC	2,500	116,580
AstraZeneca PLC	2,000	115,920
British America Tobacco PLC	4,000	113,321
Centrica PLC	22,000	143,045
Daily Mail & General Trust "A"	6,000	84,100
EMAP PLC	5,833	97,502
Forth Ports PLC	3,500	138,669
GlaxoSmithKline PLC	3,500	92,946
Kingfisher PLC	25,000	119,665
Lloyds TSB Group PLC	12,000	127,791
Lonmin PLC	2,200	132,790
Reckitt Benckiser PLC	2,400	106,730
Royal Bank of Scotland Group PLC	3,000	108,831

(Cost $1,377,611)		1,497,890
United States 4.8%
Altria Group, Inc.	1,500	126,315
Smurfit-Stone Container Corp.*	7,500	80,475
Symantec Corp.*	6,600	139,920

(Cost $301,726)		346,710

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 6,312,783)	96.0	6,924,440
Other Assets and Liabilities, Net	4.0	285,177

Net Assets	100.0	7,209,617

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
At November 30, 2006, the DWS International Value Opportunities Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks
Industrials	1,517,409	21.8%
Financials	1,117,846	16.1%
Consumer Discretionary	976,024	14.1%
Utilities	789,501	11.4%
Materials	738,055	10.7%
Consumer Staples	565,547	8.2%
Telecommunication Services	468,150	6.8%
Health Care	323,233	4.7%
Energy	232,186	3.4%
Information Technology	196,489	2.8%
Total	6,924,440	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007